Advances from Customers (Tables)	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Advances From Customers [Line Items]
Summary of Movement in Advances From Customers Contract with Customers Liability	Revenue from these contracts will be recognized as the use of products / services provided occurs.

	August 7,	December 31,
	2023	2022
Opening balance on January 1	—	2,232
Additions	10,150	17,979
Utilization (*)	(6,921)	(20,211)

End balance of the period	3,229	—